EVENTS OCCURRING AFTER BALANCE SHEET DATE (Details Narrative) - Third party [member]	Mar. 25, 2024 SGD ($)	Mar. 25, 2024 MYR (RM)	Feb. 01, 2024 SGD ($)	Feb. 01, 2024 MYR (RM)
Major business combination [member] | Sale and Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Total purchase consideration			$ 431,000	RM 1,500,000
Nonadjusting Event [member]
IfrsStatementLineItems [Line Items]
Acquisition price	$ 661,000	RM 2,300,000
Earnest deposit	$ 13,000	RM 46,000